Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net deferred gains (losses) on derivatives-hedging activities, tax	$ (22)	$ (6)	$ 81
Changes in unrealized net gains (losses) on investment securities, tax	29	7	(14)
Changes in net unrecognized pension and other postretirement benefit costs, tax	76	(54)	(2)
Net derivative (gains) losses-hedging activities, tax	(15)	(15)	(75)
Net realized (gains) losses on investment securities, tax	(6)	5	6
Net pension and other postretirement benefit costs, tax	(27)	(29)	(13)
Changes in other comprehensive income from equity method investees, tax		1	(1)
Virginia Electric and Power Company
Net deferred gains (losses) on derivatives-hedging activities, tax	(20)	(4)	9
Changes in unrealized net gains (losses) on investment securities, tax	4	0	(3)
Net derivative (gains) losses-hedging activities, tax	(1)	(1)	0
Net realized (gains) losses on investment securities, tax	$ 0	$ 1	$ 1